Sentinel Group Funds, Inc.
                             One National Life Drive
                              Montpelier, VT 05604


December 13, 2006


VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Sentinel Group Funds, Inc.
         Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc., enclosed are (1) a letter to shareholders, (2) questions and answers, (3) notice of special meeting, (4) preliminary combined proxy statement/prospectus and (5) proxy card in connection with the Special Meeting of Shareholders of the Sentinel Capital Opportunity Fund, a series of Sentinel Group Funds, Inc., scheduled to be held March 16, 2007. It is anticipated that a definitive proxy statement/prospectus will begin mailing to record date shareholders on or about January 29, 2006.

Please direct any communications relating to this filing to me at (802)
229-7410.

                                                 Very truly yours,

                                                 /s/ Kerry A. Jung
                                                 -----------------
                                                 Kerry A. Jung
                                                 Secretary

Enclosures